MUNDER FUTURE TECHNOLOGY FUND

Class A, B, C, K & Y Shares

Supplement Dated May 18, 2005

to Prospectus Dated October 31, 2004

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Name Change

Investors are advised that, effective July 17, 2005, the Fund’s name will be changed to the Munder Technology Fund. All references in the Prospectus to the name “Munder Future Technology Fund” will be replaced with “Munder Technology Fund.”

Change in Principal Investment Strategies

Effective July 17, 2005, investors are advised that the first paragraph on page 1 of the Prospectus under the heading “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in common stocks of technology-related companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this Prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

In addition, the word “future” is deleted from the second and third paragraphs in that section. These changes are being made in connection with the change in the Fund’s name in order to comply with certain requirements governing mutual fund names and related investment strategies. They are not intended to reflect a change in the way in which the Fund is being managed.

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MUNDER MIDCAP SELECT FUND

Class A, B, C, R, K & Y Shares

Supplement Dated May 18, 2005

to Prospectus Dated October 31, 2004

Name Change

Investors are advised that, effective immediately, the Fund’s name is changed to the Munder Mid-Cap Core Growth Fund. All references in the Prospectus to the name “Munder MidCap Select Fund” are replaced with “Munder Mid-Cap Core Growth Fund.” This change is not intended to reflect a change in the way in which the Fund is being managed.

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MUNDER MULTI-SEASON GROWTH FUND

Class A, B, C, K & Y Shares

Supplement Dated May 18, 2005

to Prospectus Dated October 31, 2004

Name Change

Investors are advised that, effective immediately, the Fund’s name will be changed to the Munder Large-Cap Core Growth Fund. All references in the Prospectus to the name “Munder Multi-Season Growth Fund” are hereby replaced with “Munder Large-Cap Core Growth Fund.”

Change in Principal Investment Strategies

Effective immediately, investors are advised that the first paragraph on page 1 of the Prospectus under the heading “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its assets in the equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of large-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this Prospectus, assets of the fund means net assets plus the amount of any borrowings for investment purposes.

Large-capitalization companies are those companies with a market capitalization within the range of companies included in the S&P 500® Index. Based on the most recent data available at printing, such capitalizations are between approximately $570 million and $382 billion.

The Fund’s investment styles, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended investment process seeks to provide better performance over a complete market cycle than either a pure growth or a pure value approach.

This change is being made in connection with the change in the Fund’s name in order to comply with certain requirements governing mutual fund names and related investment strategies. It is not intended to reflect a change in the way in which the Fund is being managed.

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MUNDER NETNET FUND

Class A, B, C, R, K & Y Shares

Supplement Dated May 18, 2005

to Prospectus Dated October 31, 2004

Name Change

Investors are advised that, effective immediately, the Fund’s name is changed to the Munder Internet Fund. All references in the Prospectus to the name “Munder NetNet Fund” are replaced with “Munder Internet Fund.” This change is not intended to reflect a change in the way in which the Fund is being managed.

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MUNDER U.S. GOVERNMENT INCOME FUND

Class A, B, C, K, R & Y Shares

Supplement Dated May 18, 2005

to Prospectus Dated October 31, 2004

Proposed Merger of Munder U.S. Government Income Fund

with and into Munder Bond Fund

On May 17, 2005, the Board of Trustees of Munder Series Trust (“Trust”) approved the merger of the Munder U.S. Government Income Fund (“U.S. Government Income Fund”) with and into the Munder Bond Fund (“Bond Fund”), each a series of the Trust (“Merger”), subject to the approval of shareholders of the U.S. Government Income Fund. The Board of Trustees of the Trust also called for a Special Meeting of the Shareholders of the U.S. Government Income Fund (“Meeting”) to vote on the Merger. The Meeting is expected to occur on August 11, 2005.

The Merger is being proposed in an effort to achieve greater combined asset levels and reduce total operating expenses of the U.S. Government Income Fund and the Bond Fund. Consolidation of the U.S. Government Income Fund and the Bond Fund is expected to result in greater economies of scale and the elimination of certain costs associated with operating the U.S. Government Income Fund and the Bond Fund separately. The Board of Trustees of the Trust, which carefully considered the proposed Merger, determined that the Merger was in the best interests of the U.S. Government Income Fund because the Merger would provide shareholders of the U.S. Government Income Fund with a compatible investment alternative that has higher asset levels and a lower expense ratio. The Board of Trustees also determined that shareholders of both the U.S. Government Income Fund and the Bond Fund should benefit from the potential to achieve greater economies of scale following the Merger of the two Funds and that the interests of current shareholders in the two Funds would not be diluted by the Merger.

If the Merger is approved by the shareholders of the U.S. Government Income Fund, the Agreement and Plan of Reorganization for the Merger (“Reorganization Agreement”) contemplates (1) the transfer of all of the assets of the U.S. Government Income Fund with and into the Bond Fund in exchange for shares of the Bond Fund having an aggregate value equal to the net assets of the U.S. Government Income Fund; (2) the assumption by the Bond Fund of all of the liabilities of the U.S. Government Income Fund; and (3) the distribution of shares of the Bond Fund to the shareholders of the U.S. Government Income Fund in complete liquidation of the U.S. Government Income Fund. Each shareholder of the U.S. Government Income Fund would receive shares of the Bond Fund having an aggregate value equal to the aggregate value of the shares of the U.S. Government Income Fund held by that shareholder as of the closing date of the Merger. The Merger is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Merger is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Merger will qualify as a tax-free reorganization for federal income tax purposes.

If the Merger is not approved by shareholders of the U.S. Government Income Fund, the Merger will not occur. In such an event, the U.S. Government Income Fund and the Bond Fund will continue to operate separately, and Munder Capital Management and the Board of Trustees of the Trust will determine what additional steps may be appropriate and in the best interests of the U.S. Government Income Fund and its shareholders, including but not limited to liquidation of the U.S. Government Income Fund.

Closed to New Investors

Effective immediately, the U.S. Government Income Fund will be closed to new investors. The Fund will continue to accept additional investments from current shareholders until August 5, 2005.

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MUNDER TAX-FREE BOND FUND

Class A, B, C, K & Y Shares

Supplement Dated May 18, 2005

to Prospectus Dated October 31, 2004

Proposed Merger of Munder Tax-Free Bond Fund

with and into Munder Tax-Free Short & Intermediate Bond Fund

On May 17, 2005, the Board of Trustees of Munder Series Trust (“Trust”) approved the merger of the Munder Tax-Free Bond Fund (“Tax-Free Bond Fund”) with and into the Munder Tax-Free Short & Intermediate Bond Fund (“Tax-Free Short & Intermediate Bond Fund”), each a series of the Trust (“Merger”), subject to the approval of shareholders of the Tax-Free Bond Fund. The Board of Trustees of the Trust also called for a Special Meeting of the Shareholders of the Tax-Free Bond Fund (“Meeting”) to vote on the Merger. The Meeting is expected to occur on August 11, 2005.

The Merger is being proposed in an effort to achieve greater combined asset levels and reduce total operating expenses of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund. Consolidation of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund is expected to result in greater economies of scale and the elimination of certain costs associated with operating the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund separately. The Board of Trustees of the Trust, which carefully considered the proposed Merger, determined that the Merger was in the best interests of the Tax-Free Bond Fund because the Merger would provide shareholders of the Tax-Free Bond Fund with a compatible investment alternative that has higher asset levels and a lower expense ratio. The Board of Trustees also determined that shareholders of both the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund should benefit from the potential to achieve greater economies of scale following the Merger of the two Funds and that the interests of current shareholders in the two Funds would not be diluted by the Merger.

If the Merger is approved by the shareholders of the Tax-Free Bond Fund, the Agreement and Plan of Reorganization for the Merger (“Reorganization Agreement”) contemplates (1) the transfer of all of the assets of the Tax-Free Bond Fund with and into the Tax-Free Short & Intermediate Bond Fund in exchange for shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate value equal to the net assets of the Tax-Free Bond Fund; (2) the assumption by the Tax-Free Short & Intermediate Bond Fund of all of the liabilities of the Tax-Free Bond Fund; and (3) the distribution of shares of the Tax-Free Short & Intermediate Bond Fund to the shareholders of the Tax-Free Bond Fund in complete liquidation of the Tax-Free Bond Fund. Each shareholder of the Tax-Free Bond Fund would receive shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate value equal to the aggregate value of the shares of the Tax-Free Bond Fund held by that shareholder as of the closing date of the Merger. The Merger is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Merger is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Merger will qualify as a tax-free reorganization for federal income tax purposes.

If the Merger is not approved by shareholders of the Tax-Free Bond Fund, the Merger will not occur. In such an event, the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund will continue to operate separately, and Munder Capital Management and the Board of Trustees of the Trust will determine what additional steps may be appropriate and in the best interests of the Tax-Free Bond Fund and its shareholders, including but not limited to liquidation of the Tax-Free Bond Fund.

Closed to New Investors

Effective immediately, the Tax-Free Bond Fund will be closed to new investors. The Fund will continue to accept additional investments from current shareholders until August 5, 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER BOND FUND

Class A, B, C, K & Y Shares

Supplement Dated May 18, 2005

to Prospectus Dated October 31, 2004

Proposed Merger of Munder U.S. Government Income Fund

with and into Munder Bond Fund

On May 17, 2005, the Board of Trustees of Munder Series Trust (“Trust”) approved the merger of the Munder U.S. Government Income Fund (“U.S. Government Income Fund”) with and into the Munder Bond Fund (“Bond Fund”), each a series of the Trust (“Merger”), subject to the approval of shareholders of the U.S. Government Income Fund. The Board of Trustees of the Trust also called for a Special Meeting of the Shareholders of the U.S. Government Income Fund (“Meeting”) to vote on the Merger. The Meeting is expected to occur on August 11, 2005.

The Merger is being proposed in an effort to achieve greater combined asset levels and reduce total operating expenses of the U.S. Government Income Fund and the Bond Fund. Consolidation of the U.S. Government Income Fund and the Bond Fund is expected to result in greater economies of scale and the elimination of certain costs associated with operating the U.S. Government Income Fund and the Bond Fund separately. The Board of Trustees of the Trust, which carefully considered the proposed Merger, determined that the Merger was in the best interests of the Bond Fund because the Merger would provide shareholders of the Bond Fund higher asset levels and a lower expense ratio. The Board of Trustees also determined that shareholders of both the U.S. Government Income Fund and the Bond Fund should benefit from the potential to achieve greater economies of scale following the Merger of the two Funds and that the interests of current shareholders in the two Funds would not be diluted by the Merger.

As of March 31, 2005, the U.S. Government Income Fund had $89 million in assets, and the Bond Fund had $38 million in assets. As a result of this Merger, it is expected that the combined Funds’ weighting of government securities will be substantially higher than the Bond Fund’s weighting has historically been, although still within the limits of the Bond Fund’s investment policies and strategies as stated in its prospectus.

If the Merger is not approved by shareholders of the U.S. Government Income Fund, the Merger will not occur. In such an event, the U.S. Government Income Fund and the Bond Fund will continue to operate separately, and Munder Capital Management and the Board of Trustees of the Trust will determine what additional steps may be appropriate and in the best interests of the Bond Fund and its shareholders, including but not limited to liquidation of the Bond Fund.

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The Munder Funds

Supplement Dated May 18, 2005, to the

Statement of Additional Information (“SAI”) dated October 31, 2004

Investors are advised of the following actions taken by the Funds’ Board of Trustees at its Regular Board Meeting held on May 17, 2005:

1. The Board of Trustees has approved the following name changes:

Old Name	New Name	Effective Date
Munder Future Technology Fund	Munder Technology Fund	July 17, 2005
Munder Multi-Season Growth Fund	Munder Large-Cap Core Growth Fund	Immediately
Munder MidCap Select Fund	Munder Mid-Cap Core Growth Fund	Immediately
Munder NetNet Fund	Munder Internet Fund	Immediately

All references to the old names are deleted and replaced with the new names as of the applicable effective date.

2. The Board has approved the following reorganizations, subject to approval by applicable shareholders:

Fund to Be Acquired	Acquiring/Surviving Fund	Expected Completion
Munder Tax-Free Bond Fund	Munder Tax-Free Short & Intermediate Bond Fund	August 12, 2005
Munder U.S. Government Income Fund	Munder Bond Fund	August 12, 2005

3. The Board of Trustees has amended the charter of the Board Process and Compliance Oversight Committee, changed the name of the Committee to the Board Process and Governance Committee and appointed Ms. Lisa Payne as a member of the Committee. Accordingly, under the heading “MANAGEMENT OF THE FUNDS – Standing Committees of the Board,” which begins on page 37 of the SAI, the last paragraph is hereby deleted and replaced with the following:

The Funds have a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Committee Chairman), The Hon. Mr. Engler, Mr. Monahan, and Ms. Payne. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Funds’ operations, procedures and processes. The Board Process and Governance Committee, which was previously known as the Board Process and Compliance Oversight Committee, met four times during the last fiscal year of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder Institutional Money Market Fund

Supplement Dated May 18, 2005, to the

Statement of Additional Information (“SAI”) dated April 30, 2005

Investors are advised of the following action taken by the Fund’s Board of Trustees at its Regular Board Meeting held on May 17, 2005:

The Board of Trustees has amended the charter of the Board Process and Compliance Oversight Committee, changed the name of the Committee to the Board Process and Governance Committee and appointed Ms. Lisa Payne as a member of the Committee. Accordingly, under the heading “MANAGEMENT OF THE FUND – Standing Committees of the Board,” which begins on page 20 of the SAI, the first full paragraph on page 21 is hereby deleted and replaced with the following:

The Fund has a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Committee Chairman), The Hon. Mr. Engler, Mr. Monahan, and Ms. Payne. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Fund’s operations, procedures and processes. The Board Process and Governance Committee, which was previously known as the Board Process and Compliance Oversight Committee, met four times during the last fiscal year of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Liquidity Money Market Fund

Supplement Dated May 18, 2005, to the

Statement of Additional Information (“SAI”) dated April 30, 2005

Investors are advised of the following action taken by the Fund’s Board of Trustees at its Regular Board Meeting held on May 17, 2005:

The Board of Trustees has amended the charter of the Board Process and Compliance Oversight Committee, changed the name of the Committee to the Board Process and Governance Committee and appointed Ms. Lisa Payne as a member of the Committee. Accordingly, under the heading “MANAGEMENT OF THE FUND – Standing Committees of the Board,” which begins on page 21 of the SAI, the last paragraph is hereby deleted and replaced with the following:

The Fund has a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Committee Chairman), The Hon. Mr. Engler, Mr. Monahan, and Ms. Payne. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Fund’s operations, procedures and processes. The Board Process and Governance Committee, which was previously known as the Board Process and Compliance Oversight Committee, met four times during the last fiscal year of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

Supplement Dated May 18, 2005, to the

Statement of Additional Information (“SAI”) dated April 30, 2005

Investors are advised of the following action taken by the Funds’ Board of Trustees at its Regular Board Meeting held on May 17, 2005:

The Board of Trustees has amended the charter of the Board Process and Compliance Oversight Committee, changed the name of the Committee to the Board Process and Governance Committee and appointed Ms. Lisa Payne as a member of the Committee. Accordingly, under the heading “MANAGEMENT OF THE FUNDS – Standing Committees of the Board,” which begins on page 22 of the SAI, the second paragraph is hereby deleted and replaced with the following:

The Funds have a Board Process and Governance Committee. The Board Process and Governance Committee presently consists of Dr. Champagne (Committee Chairman), The Hon. Mr. Engler, Mr. Monahan, and Ms. Payne. The function of the Board Process and Governance Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Fund management to review reports and other information concerning the status of the Funds’ operations, procedures and processes. The Board Process and Governance Committee, which was previously known as the Board Process and Compliance Oversight Committee, met four times during the last fiscal year of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.